Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block Supplement [Abstract]
Schedule of Intangible Assets net
Intangible assets, net, as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016

Backlog contract (Note 9)	$372	$372
Proprietary technology (Note 9)	26,179	26,179
Virtual reality technologies (Note 9)	19,682	-
Accumulated amortization	(3,975)	(1,261)
Intangible assets, net	$42,258	$25,290

Schedule of Amortization expenses related to intangible assets
As of December 31, 2017, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2023 and
	2018	2019	2020	2021	2022	thereafter
	$	$	$	$	$	$
Amortization expenses	3,277	3,277	3,277	3,277	3,277	25,872